Other Financial Assets - Non-current - Summary of Other Financial Assets (Non-current) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Disclosure of financial assets [abstract]
Derivative financial instruments	$ 302.8	₨ 22,911.6	₨ 9,111.4
Loans to channel partners	73.7	5,574.2	1,804.9
Advance and other receivables recoverable in cash	128.8	9,747.0	9,682.3
Margin money with banks	103.9	7,865.1	3,290.7
Government grants receivables	76.4	5,781.9	5,080.8
Loans to employees	3.8	286.7	262.9
Restricted deposits	11.1	839.5	751.1
Loans to joint arrangements			37.5
Others	30.6	2,317.5	2,144.4
Total	$ 731.1	₨ 55,323.5	₨ 32,166.0